Financing (Schedule of Minimum Principal Payments) (Table) (FY) (Details) $ in Millions	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 0
2025	0
2026	700
2027	0
2028	700
Thereafter	$ 1,233